Financial Risks Management (Tables)	12 Months Ended
Dec. 31, 2022
Foreign exchange rates [abstract]
Summary of Sensitivity of Cash and Cash Equivalents and Expenses to Variation of Ten Percent of the US Dollars Against the Euro
The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in U.S. dollars to a variation of 10% of the U.S. dollar against the euro in 2020, 2021 and 2022.

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2021/12/31	2022/12/31
Cash and cash equivalents denominated in US dollars	81,713	34,192
Equivalent in euros, on the basis of the exchange rate described below	72,146	32,057
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	80,163	35,619
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	65,588	29,143

Sensitivity of the Group's expenses to a variation of +/- 10%	Year ended
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2020/12/31	2021/12/31	2022/12/31
Expenses denominated in US dollars	47,277	12,566	14,884
Equivalent in euros, on the basis of the exchange rate described below	38,528	11,095	13,955
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	42,808	12,328	15,506
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	35,025	10,086	12,686

Sensitivity Of Cash And Cash Equivalents And Expenses To Variation Of Ten Percent Of The CHF Against The Euro Explanatory

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2020/12/31	2021/12/31	2022/12/31
Cash and cash equivalents denominated in CH franc	N/A	N/A	2,321
Equivalent in euros, on the basis of the exchange rate described below	N/A	N/A	2,357
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	N/A	N/A	2,618
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	N/A	N/A	2,142

Sensitivity of the Group's expenses to a variation of +/- 10%	Year ended
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2020/12/31	2021/12/31	2022/12/31
Expenses denominated in CH franc	N/A	N/A	2,016
Equivalent in euros, on the basis of the exchange rate described below	N/A	N/A	2,048
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	N/A	N/A	2,275
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	N/A	N/A	1,862

Summary of Cash, Cash Equivalents and Financial Assets

Cash, cash equivalents and financial assets	As of
(in € thousands)	2020/12/31	2021/12/31	2022/12/31
At origin, denominated in EUR
Cash and cash equivalents	80,391	186,609	101,536
Current and non current financial assets	1,391	4,355	9,456
Total	81,782	190,964	110,993
At origin, denominated in USD
Cash and cash equivalents	90,637	72,147	32,057
Current and non current financial assets	67	76	7
Total	90,704	72,223	32,064
At origin, denominated in CHF
Cash and cash equivalents	—	—	2,358
Current and non current financial assets	—	—	—
Total	—	—	2,358
Total, in EUR
Cash and cash equivalents	171,029	258,756	136,001
Current and non current financial assets	1,458	4,431	9,464
Total	172,486	263,187	145,464